Prepayments and other current assets, net (Tables)	12 Months Ended
Dec. 31, 2024
Prepayments and other current assets, net
Schedule of prepayments and other current assets, net

	As of December 31,
	2023	2024
	RMB	RMB
Deposits to financial partners and other vendors	3,663	2,267
Prepaid expenses	706	237
Receivables from third-party online payment platforms and business partners	1,880	1,810
Deductible input VAT	835	740
Others	641	1,514
Total prepayments and other current assets	7,725	6,568
Allowance for credit losses	(3,120)	(4,959)
Total prepayments and other current assets, net	4,605	1,609